SIGNIFICANT TRANSACTIONS - Acquisition of Six Solar Power Plants - Provisional Fair Value of Identifiable Assets and Liabilities as of Acquisition (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	May 26, 2026
Disclosure of detailed information about business combination [line items]
Net outflow of cash - investing activities	$ 240	$ 151
JSC Kyivstar | Six solar power plants
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			$ 49
Intangible assets			11
Deferred tax asset			3
Cash and cash equivalents			2
Trade and other receivables			6
Current liabilities			(11)
Deferred tax liability			(7)
Other non-current liabilities			(1)
Fair value of identifiable net assets			52
Goodwill resulting from acquisition			19
Purchase consideration			$ 71
Purchase consideration	71
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	$ 69